FAIR VALUE OF ASSETS AND LIABILITIES - Transfers between levels (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers out of Level 3	$ 0	$ 0
Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Unrealized gains and losses	15,669	(26,820)
Debt instruments | Securities Issued By Republic of Panama | Banistmo S.A.
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 1 to Level 2	481,294
Equity securities
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 1 to Level 2		72,423
Transfers, Level 2 to Level 1	70,206
Unrealized gains and losses	(17,045)	152,801
Derivative Foreign Exchange Contracts And Interest Rate Contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers out of Level 3	(13,021)	6,700
Fair value through profit or loss | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 1 to Level 2	50	2,577
Transfers, Level 2 to Level 1	663	84
Fair value through profit or loss | Debt instruments | Securities issued or secured by other financial entities
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 1 to Level 2		2,577
Fair value through profit or loss | Debt instruments | Securities issued or secured by Foreign Government
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 1 to Level 2	50
Transfers, Level 2 to Level 1	663	84
Fair value through other comprehensive income | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 1 to Level 2	481,294
Transfers, Level 2 to Level 1	34,325	287,939
Fair value through other comprehensive income | Debt instruments | Securities issued or secured by Foreign Government
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 1 to Level 2	481,294
Transfers, Level 2 to Level 1	$ 34,325	$ 287,939